Trade and Other Payables	12 Months Ended
Mar. 31, 2020
Disclosure Of Trade And Other Payables [Abstract]
Trade and Other Payables
34)	TRADE AND OTHER PAYABLES

	As at March 31
Particulars	2019	2020
Other trade payables	69,204	21,018
Accrued expenses	41,766	49,729
Total	110,970	70,747

The Group's exposure to currency and liquidity risk related to trade and other payables is disclosed in note 6 and 36.